Share-Based Compensation - Summary of Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Stock Options
Beginning balance (in shares)	29,947,975
Granted (in shares)	0		0
Exercised (in shares)	(8,523,468)
Forfeited (in shares)	(110,179)
Expired (in shares)	(143,181)
Ending balance (in shares)	21,171,147	29,947,975
Exercisable (in shares)	20,902,650
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 5.69
Exercised (in dollars per share)	2.95
Forfeited (in dollars per share)	1.63
Expired (in dollars per share)	6.35
Ending balance (in dollars per share)	6.81	$ 5.69
Exercisable (in dollars per share)	$ 6.83
Weighted Average Remaining Contractual Term (in years)
Weighted average remaining contractual term, outstanding	5 years 9 months 18 days	6 years 7 months 6 days
Weighted average remaining contractual term, exercisable	5 years 9 months 18 days
As Previously Reported
Number of Stock Options
Beginning balance (in shares)	17,183,828
Ending balance (in shares)		17,183,828
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 9.92
Ending balance (in dollars per share)		$ 9.92
Weighted Average Remaining Contractual Term (in years)
Weighted average remaining contractual term, outstanding		6 years 7 months 6 days
Retroactive conversion of shares due to Business Combination
Number of Stock Options
Beginning balance (in shares)	12,764,147
Ending balance (in shares)		12,764,147
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ (4.23)
Ending balance (in dollars per share)		$ (4.23)